Fair Value of Assets and Liabilities (Balances of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		$ 19,025,401	$ 13,278,166
Market risk benefits assets	[1]	1,393,237	1,786,565
Fixed maturities, trading		1,936,159	3,302,392
Equity securities		143,072	111,267
Other invested assets		1,088,613	1,209,925
Other assets	[1]	1,331,427	1,381,829
Receivables from parent and affiliates		224,921	278,131
Separate account assets		114,051,246	149,797,828
TOTAL ASSETS		193,473,118	225,703,526
Market risk benefit liabilities	[1]	5,521,601	9,764,443
Payables to parent and affiliates		2,126,571	31,775
Other liabilities	[1]	3,597,373	2,330,689
Total liabilities		188,436,923	219,489,530
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		19,025,401	13,278,166
Market risk benefits assets		1,393,237	1,786,565
Fixed maturities, trading		1,936,159	3,302,392
Equity securities		143,072	111,267
Short-term investments		98,160	145,437
Cash equivalents		1,432,182	436,632
Other invested assets		47,111	268,525
Other assets		141,041	72,937
Receivables from parent and affiliates		148,075	162,045
Subtotal excluding separate account assets		24,364,438	19,563,966
Separate account assets		108,789,313	144,111,658
TOTAL ASSETS		133,153,751	163,675,624
Market risk benefit liabilities		5,521,601	9,764,443
Policyholders’ account balances		3,502,096	3,245,773
Payables to parent and affiliates		2,084,917	0
Other liabilities		(9,267)	18,525
Total liabilities		11,099,347	13,028,741
Asset Netting		(7,637,939)	(6,818,009)
Liability Netting		(16,568,912)	(12,568,082)
Netting		(8,931,000)	(5,750,000)
Fair Value, Measurements, Recurring | Other invested assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Asset Netting		(7,637,939)	(6,818,009)
Fair Value, Measurements, Recurring | Payables to parent and affiliates
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liability Netting		(16,568,242)	(12,563,253)
Fair Value, Measurements, Recurring | Other liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liability Netting		(670)	(4,829)
Fair Value, Measurements, Recurring | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		281,792	333,940
Fair Value, Measurements, Recurring | Obligations of U.S. states and their political subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		628,200	630,521
Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		273,462	350,471
Fair Value, Measurements, Recurring | U.S. corporate public securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		6,443,944	5,131,872
Fair Value, Measurements, Recurring | U.S. corporate private securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		3,816,729	2,004,875
Fair Value, Measurements, Recurring | Foreign corporate public securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		1,378,222	929,902
Fair Value, Measurements, Recurring | Foreign corporate private securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		3,766,330	2,753,911
Fair Value, Measurements, Recurring | Asset-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		1,442,354	547,310
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		658,152	575,184
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		336,216	20,180
Fair Value, Measurements, Recurring | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Market risk benefits assets		0	0
Fixed maturities, trading		0	0
Equity securities		108,076	58,160
Short-term investments		0	9,997
Cash equivalents		0	13,999
Other invested assets		4,223	246,097
Other assets		0	0
Receivables from parent and affiliates		0	0
Subtotal excluding separate account assets		112,299	328,253
Separate account assets		102,243	52,100
TOTAL ASSETS		214,542	380,353
Market risk benefit liabilities		0	0
Policyholders’ account balances		0	0
Payables to parent and affiliates		0	0
Other liabilities		899	10,730
Total liabilities		899	10,730
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | Obligations of U.S. states and their political subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign government bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. corporate public securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. corporate private securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign corporate public securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign corporate private securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | Asset-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | Commercial mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 1 | Residential mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		18,412,457	12,718,438
Market risk benefits assets		0	0
Fixed maturities, trading		1,936,159	3,302,392
Equity securities		6,403	40,635
Short-term investments		81,215	135,440
Cash equivalents		1,432,182	422,633
Other invested assets		7,680,827	6,840,437
Other assets		0	0
Receivables from parent and affiliates		148,075	162,045
Subtotal excluding separate account assets		29,697,318	23,622,020
Separate account assets		108,682,425	144,059,558
TOTAL ASSETS		138,379,743	167,681,578
Market risk benefit liabilities		0	0
Policyholders’ account balances		0	0
Payables to parent and affiliates		18,653,159	12,563,253
Other liabilities		(9,496)	12,624
Total liabilities		18,643,663	12,575,877
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		281,792	333,940
Fair Value, Measurements, Recurring | Level 2 | Obligations of U.S. states and their political subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		628,200	630,521
Fair Value, Measurements, Recurring | Level 2 | Foreign government bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		272,738	350,321
Fair Value, Measurements, Recurring | Level 2 | U.S. corporate public securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		6,443,944	5,131,872
Fair Value, Measurements, Recurring | Level 2 | U.S. corporate private securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		3,573,269	1,873,370
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate public securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		1,371,354	921,008
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate private securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		3,509,162	2,508,676
Fair Value, Measurements, Recurring | Level 2 | Asset-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		1,421,852	484,861
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		573,930	463,689
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		336,216	20,180
Fair Value, Measurements, Recurring | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		612,944	559,728
Market risk benefits assets		1,393,237	1,786,565
Fixed maturities, trading		0	0
Equity securities		28,593	12,472
Short-term investments		16,945	0
Cash equivalents		0	0
Other invested assets		0	0
Other assets		141,041	72,937
Receivables from parent and affiliates		0	0
Subtotal excluding separate account assets		2,192,760	2,431,702
Separate account assets		4,645	0
TOTAL ASSETS		2,197,405	2,431,702
Market risk benefit liabilities		5,521,601	9,764,443
Policyholders’ account balances		3,502,096	3,245,773
Payables to parent and affiliates		0	0
Other liabilities		0	0
Total liabilities		9,023,697	13,010,216
Fair Value, Measurements, Recurring | Level 3 | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 3 | Obligations of U.S. states and their political subdivisions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 3 | Foreign government bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		724	150
Fair Value, Measurements, Recurring | Level 3 | U.S. corporate public securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. corporate private securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		243,460	131,505
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate public securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		6,868	8,894
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate private securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		257,168	245,235
Fair Value, Measurements, Recurring | Level 3 | Asset-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		20,502	62,449
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		84,222	111,495
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale		0	0
Other invested assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value investment measured at NAV per share		69,000	79,000
Separate account assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value investment measured at NAV per share		$ 5,262,000	$ 5,686,000

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.